Share-Based Compensation - Summary of Option Plan and Escrowed Stock Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares, Outstanding, beginning of year	4,673,426	2,017,043
Shares, Granted	1,110,000	3,118,380
Shares, Exercised	(499,239)	(34,421)
Shares, Cancelled		(427,576)
Shares, Outstanding, end of year	5,284,187	4,673,426
Shares, Options exercisable, end of year	963,994	217,844
Weighted Average Per Share Exercise Price, Outstanding, beginning of year	$ 9.07	$ 12.92
Weighted Average Per Share Exercise Price, Granted	$ 10.37	$ 10.96
Weighted Average Per Share Exercise Price, Exercised	$ 3.42	$ 3.09
Weighted Average Per Share Exercise Price, Cancelled		$ 41.52
Weighted Average Per Share Exercise Price, Outstanding, end of year	$ 9.88	$ 9.07
Weighted Average Per Share Exercise Price, Options exercisable, end of year	$ 9.49	$ 5.97